Long-term Borrowings, Excluding Current Portion	12 Months Ended
Dec. 31, 2019
Long-term Borrowings, Excluding Current Portion
Long-term borrowings, excluding current portion

14. Long-term Borrowings, Excluding Current Portion

	As of December 31,
	2018	2019
	RMB	RMB
Convertible note	1,151,560	1,185,249
Long-term loans	4,324	30,000
Less: current portion (Note 13)	(4,324)	—
	1,151,560	1,215,249

Convertible note

The principal amount and unamortized discount/premium and debt issuance costs as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Principal amount	1,201,060	1,220,835
Unamortized debt discount and issuance costs	(49,500)	(35,586)
	1,151,560	1,185,249

In August 8, 2018, the Company signed the convertible note and warrant subscription agreement (the “Agreement”) with Great World Lux Pte. Ltd, pursuant to which the Company issued US$175 million (equivalent to RMB1,195,478) convertible note (the “Note”) and warrant to Great World Lux Pte. Ltd on August 8, 2018.

The Note bears interest of 4% per annum, payable annually, and will mature on August 8, 2021 (“Maturity Date”) unless redeemed, repurchased or converted prior to such date.

The Note is convertible at the option of the holders at any time during the conversion period, which is defined as the period starting from the first anniversary of the issue date to the Maturity Date. The conversion rate of the Note is US$26 per Class A shares, representing an initial conversion rate of 38.46 Class A Shares per US$1,000 principal amount of the Note, subject to the adjustments as described in the agreement.

The holders may require the Company to repurchase all or portion of the Notes for cash on August 8, 2021, or upon a fundamental change (the “contingent put option upon fundamental change”), at a repurchase price equal to 1) the outstanding principal amount, plus 2) accrued and unpaid interest, and plus 3) an additional amount that shall, provide the holder an internal rate of return of 8%. Additionally, pursuant to the agreement, if the EBITDA (as defined in the agreement) of the Company for the financial year ended on December 31, 2018, as determined based on the audited consolidated financial statements of the Company, is lower than US$40 million, the holder have the right to require the Company to repurchase all or portion of the Notes for cash at a repurchase price to provide the holder an internal rate of return of 12% (the “contingent put option upon performance failure”). As of December 31, 2018, the Company’s EBITDA (as defined in the agreement) exceeded the US$40 million requirement. There was no requirement of EBITDA (as defined in the agreement) for the year ended December 31, 2019.

Pursuant to the Agreement, the holder of the warrant is entitled to purchase from the Company 500,000 ADS at an exercise price of US$18 per ADS.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company has early adopted ASU 2017-11, Accounting for Certain Financial Instruments with Down Round Features. ASU 2017-11 no longer requires the Company to consider down round features when determining whether its warrant and embedded conversion option is indexed to its own stock.

The Company assessed the accounting on the convertible Note and the warrant under ASC 815 Derivatives and Hedging and concluded that:

•

The warrant is freestanding financial instrument as it is legally detachable and separately exercisable. Further, the warrant is indexed to the Company’s own stock, and can only be settled by the physical delivery of shares, and no conditions exist in which net cash settlement could be forced upon the Company by August 8, 2021 in any other circumstances, therefore the warrant is equity classified;

•	The embedded contingent put option upon fundamental change is clearly and closely related to the debt host contract and does not need to be separately account for.
•	The embedded contingent put option upon performance failure is not clearly and closely related to the debt host contract and needs to be separately accounted for.
•

The embedded conversion feature is indexed to the Company’s own stock, and can only be settled by the physical delivery of shares, and no conditions exist in which net cash settlement could be forced upon the Company by August 8, 2021 in any other circumstances, therefore the conversion feature does not need to be separately accounted for.

The proceeds of US$175,000 (equivalent to RMB1,195,478), net of issuance cost of US$300 (equivalent to RMB1,833), was allocated to the Note and the warrant based on the relative fair value as of August 8, 2018. Accordingly, the Company recorded the warrant of US$1,201 (RMB8,208). The Company considered that the possibility of performance failure is zero, therefore the fair value of the contingent put option upon the performance failure was nil on August 8, 2018. The Company measured the effective conversion price of the Note using  the Note’s carrying value on August 8, 2018, and compared to the fair value of the Company’s common stock on that date. As the effective conversion price of the convertible note of US$25.82 is below the fair value of the Company’s common stock of US$26.78, the Company recognized a beneficial conversion feature of US$6,451 (RMB44,072).

The issuance cost is amortized as interest expense using the effective interest rate method through the maturity date of the Note. As of December 31, 2018 and 2019, the principal amount was US$175,000 (equivalent to RMB1,201,060) and US$175,000 (equivalent to RMB1,220,835), respectively, unamortized debt discount and issuance cost was US$7,212 (equivalent to RMB49,500) and US$5,101 (equivalent to RMB35,586), respectively, and net carrying amount was US$167,788 (equivalent to RMB1,151,560) and US$169,899 (equivalent to RMB1,185,249), respectively. The effective interest rate was 9.45% for the Note. For the year ended December 31, 2018 and 2019, the Company recognized interest expenses related to the Note of RMB43,090 and RMB111,032, respectively.

As of December 31, 2018, since the Company has met the EBITDA (as defined in the agreement) target, the fair value of the contingent put option upon the performance failure was zero.

Long term loans

A subsidiary of the Group entered into an agreement with SPD for a long-term line of credit of RMB20,000 with a monthly payment from August 2017 to May 2019 at an interest rate of 6.75%. During 2017, 2018 and 2019, RMB4,611, RMB11,065 and RMB4,324 were repaid, respectively. In September 2019, the subsidiary drew down RMB30,000 with an interest rate of 7.25% per annum, a maturing term of two years. As of December 31, 2018 and 2019, the subsidiary met the financial covenants . As of December 31, 2018, the outstanding balances of current portion and non-current portion of the facility were RMB4,324 and nil, respectively. As of December 31, 2019, the outstanding balances of current portion and non-current portion of the facility were nil and RMB30,000, respectively.

In November 2017, a subsidiary of the Group entered into borrowing agreement with National Trust Co., Ltd (“NTC”) to finance its working capital. The facility amount was RMB150,000 with an interest rate of 3.38% per annum and a maturity term of two and a half years. A restricted cash deposits of RMB123,800 pledged by the subsidiary in Xiamen International Bank, which was a consignor of NTC in the borrowing agreement. As of December 31, 2017, the subsidiary received RMB120,000 from NTC for this borrowing. The remaining amount of the borrowing was received by the subsidiary in January 2018. In September 2018, the subsidiary repaid RMB150,000 and the cash deposits of RMB123,800 became unrestricted following the loan settlement.

As of December 31, 2019, the future principal payments for the Group's long-term borrowings, including long-term loans and the convertible note will be due according to the following payment schedule:

Principal amounts
RMB
2020	14,211
2021	1,236,624
Total	1,250,835